Financial Risk Management - Summary of Interest Rate Risk (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 133,627	€ 51,346
EUR | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	101,502	20,296
EUR | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 32,125	€ 31,050